Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001997350
Registrant Name	Accelerant Holdings
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES